Nature of Business and Organization	6 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Galaxy Payroll Group Limited (“Galaxy Payroll BVI”) was incorporated in the British Virgin Islands with limited liability on August 26, 2021. Galaxy Payroll BVI has no substantial operations other than holding all of the outstanding share capital of Melkweg Holdings Limited (“Melkweg Cayman”). Melkweg Cayman is a holding Group incorporated on October 31, 2019 under the Companies Act (2021 Revision) of the Cayman Islands. Melkweg Cayman has no substantial operations other than holding all of the outstanding share capital of Melkweg Holdings (BVI) Limited (“Melkweg BVI”) which was incorporated under BVI law on November 5, 2019. Melkweg BVI is also a holding Group holding of all the equity interest of Galaxy Payroll Services Limited (“Galaxy Payroll (HK)” (which is the holding Group of Galaxy Recursos Humanos (Macau) Limitada (“Galaxy HR (Macau)”), Galaxy Solutions Partner Limited (“Galaxy Solutions Partner”), Galaxy Payroll (Taiwan) Limited (“Galaxy Payroll (TW)”) (which is the holding Group of Galaxy Human Resources Limited (“Galaxy HR (TW)”)) and Galaxy Payroll (China) Limited (“Galaxy Payroll (China)”) (which is the holding Group of Galaxy Corporate Management Consultancy (Shenzhen) Limited (“Galaxy HR (SZ)”)) (collectively referred to as the “Subsidiaries”).

Galaxy Payroll BVI, through the Subsidiaries (together, the “Group”), is engaged in providing payroll outsourcing services and employment services. The Group’s headquarters are in Hong Kong, China, Taiwan, and Macau. Majority of the Group’s business activities are carried out by Galaxy Payroll (HK).

Melkweg BVI acquired all the equity interest of the Subsidiaries from the equity holders via certain share exchange agreement on December 12, 2019.

Melkweg Cayman acquired all the equity interest of Melkweg BVI from the shareholder via share exchange agreement on January 17, 2020. Galaxy Payroll BVI then acquired all the equity interests of Melkweg Cayman via certain share exchange agreement on August 26, 2021. Upon completion of the exchange, Melkweg Cayman was 100% owned by the Group, and the restructuring of the Group was then completed. Galaxy Payroll BVI, Melkweg Cayman and Melkweg BVI and all subsidiaries are under common control which results in the consolidation of Melkweg Cayman and Galaxy Payroll BVI at carrying value. The unaudited condensed consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompany unaudited condensed consolidated financial statements.

The unaudited condensed consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activities
Galaxy Payroll Group Limited (“Galaxy Payroll BVI”)	● Located in the British Virgin Islands (“BVI”) ● Incorporated on August 26, 2021	-	Investment holding

Melkweg Holdings Limited (“Melkweg Cayman”)	● Located in the Cayman Islands ● Incorporated on October 31, 2019	100% directly owned by Galaxy Payroll BVI	Investment holding

Melkweg Holdings (BVI) Limited (“Melkweg BVI”)	● Located in the BVI ● Incorporated on November 5, 2019	100% directly owned by Melkweg Cayman	Investment holding

Galaxy Payroll Services Limited (“Galaxy Payroll (HK)”)	● Located in Hong Kong ● Incorporated on February 21, 2013	100% owned by Melkweg BVI	Provision of payroll outsourcing and employment services

Galaxy Recursos Humanos (Macau) Limitada (“Galaxy HR (Macau)”)	● Located in Macau ● Incorporated on July 26, 2016	98% owned by Galaxy Payroll (HK) and 2% owned by Galaxy Solutions Partner	Provision of payroll outsourcing services

Galaxy Payroll (Taiwan) Limited (“Galaxy Payroll (TW)”)	● Located in Hong Kong ● Incorporated on December 31, 2018	100% owned by Melkweg BVI	Investment holding

Galaxy Human Resources Limited (“Galaxy HR (TW)”)	● Located in Taiwan ● Incorporated on March 21, 2018	100% owned by Galaxy Payroll (TW)	Provision of employment services

Galaxy Solutions Partner Limited (“Galaxy Solutions Partner”)	● Located in Hong Kong ● Incorporated on February 5, 2013	100% owned by Melkweg BVI	Provision of employment services (acting as employer of record)

Galaxy Payroll (China) Limited (“Galaxy Payroll (China)”)	● Located in Hong Kong ● Incorporated on October 24, 2017	100% owned by Melkweg BVI	Investment holding

Galaxy Corporate Management Consultancy (Shenzhen) Limited (“Galaxy HR (SZ)”)	● Located in People’s Republic of China (“PRC”) ● Incorporated on February 21, 2013	100% owned by Galaxy Payroll (China)	Provision of payroll outsourcing and employment services